OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 297	$ 601
Lease liabilities	842	784
Derivative liabilities	108	115
Provisions	6	6
Deferred revenue	9	20
Loans and notes payable	6	16
Total other non-current liabilities	1,268	1,542
Interest expense on lease liabilities	$ 64	$ 84